UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
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Pioneer Floating Rate Fund, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2020 to June 30, 2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Fund, Inc.

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2021

============================= Floating Rate Fund, Inc. ==============================

FTS INTERNATIONAL INC.

Ticker:       FTSI           Security ID:  30283WAB0
Meeting Date: OCT 21, 2020   Meeting Type: Written Consent
Record Date:  SEP 17, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Class 3 Vote The Plan (For = Accept,    For       For          Management
      Against = Reject; Abstain Is Not A
      Valid Voting Option And Will Not Count)
2     Class 4 Vote The Plan (For = Accept,    For       For          Management
      Against = Reject; Abstain Is Not A
      Valid Voting Option And Will Not Count)
3     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

========== END NPX REPORT